Fair value measurement - Hierarchy of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	$ 125,586	$ 129,567
Contingent consideration liability	21,614	16,905	$ 17,718	$ 22,100
Current derivative financial assets	0	8,839
Current derivative financial liabilities		8,839
Financial obligations		672,110
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	0
Current derivative financial liabilities		0
Financial obligations		0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	125,586	129,567
Contingent consideration liability	21,614	16,905
Current derivative financial liabilities		8,839
Financial obligations	0	672,110
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	0
Current derivative financial liabilities		0
Financial obligations	$ 0	$ 0